Equity and Remuneration to Shareholders - Schedule of Changes on Dividends and Interest on Capital Payable (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Mandatory dividends paid	R$ 1,420
Withholding income tax on interest on capital	(175)
Change Dividend [Member]
IfrsStatementLineItems [Line Items]
Balance	2,924	R$ 1,863	R$ 1,910
Proposed dividends	3,734	3,124	2,232
Mandatory dividends paid	1,420
Proposed dividends - Non-controlling interests	2	2	1
Withholding income tax on interest on capital	(175)	(242)	(186)
Dividends retained - Minas Gerais state government
Dividends paid	(4,294)	(1,823)	(2,094)
Balance	R$ 3,611	R$ 2,924	R$ 1,863